j.p. morgan acceptance corporation ii ABS-15G

Exhibit 99.8

Seller Name	Seller Loan ID	Customer Loan ID	Exception ID	Exception ID Date	Exception Category	Exception Subcategory	Exception Description	Exception Comments	Seller Response	Reviewer Response	Compensating Factors	Exception Status	Cleared Date	Exception Approved Pre Origination	Initial Exception Grade	Final Exception Grade	Initial DBRS Exception Grade	Final DBRS Exception Grade	Initial Moodys Exception Grade	Final Moodys Exception Grade	Initial Fitch Exception Grade	Final Fitch Exception Grade	Initial Kroll Exception Grade	Final Kroll Exception Grade	Initial S&P Exception Grade	Final S&P Exception Grade
XXX	XXXXX	304822728	FCOM8997	08/28/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304822728	FCRE8999	08/28/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304822728	FPRO8998	08/28/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304822727	FPRO8998	08/28/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 62.96% is less than Guideline CLTV of 80%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of 62.96% is less than Guideline LTV of 80%
Borrower has stable job time - Borrower has XXX years on job.
											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 774 is greater than Guideline minimum FICO of 660	Resolved	08/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304822727	FCOM8997	08/28/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 62.96% is less than Guideline CLTV of 80%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of 62.96% is less than Guideline LTV of 80%
Borrower has stable job time - Borrower has XXX years on job.
											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 774 is greater than Guideline minimum FICO of 660	Resolved	08/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304822727	FCRE8999	08/28/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 62.96% is less than Guideline CLTV of 80%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of 62.96% is less than Guideline LTV of 80%
Borrower has stable job time - Borrower has XXX years on job.
											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 774 is greater than Guideline minimum FICO of 660	Resolved	08/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304822725	FCRE8999	08/28/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304822725	FPRO8998	08/28/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304822725	FCOM8997	08/28/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304822721	FPRO8998	08/28/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304822721	FCOM8997	08/28/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304822721	FCRE8999	08/28/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304822720	FCRE8999	08/28/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 57.14% is less than Guideline CLTV of 80%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
											Original LTV is Below the Guideline Maximum - Calculated LTV of 57.14% is less than Guideline LTV of 80%	Resolved	08/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304822720	FPRO8998	08/28/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 57.14% is less than Guideline CLTV of 80%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
											Original LTV is Below the Guideline Maximum - Calculated LTV of 57.14% is less than Guideline LTV of 80%	Resolved	08/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304822720	FCOM8997	08/28/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 57.14% is less than Guideline CLTV of 80%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
											Original LTV is Below the Guideline Maximum - Calculated LTV of 57.14% is less than Guideline LTV of 80%	Resolved	08/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304822717	FCRE8999	08/28/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%
											Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%	Resolved	08/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304822717	FPRO8998	08/28/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%
											Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%	Resolved	08/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304822717	FCOM8997	08/28/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of 70% is less than Guideline LTV of 80%
											Original CLTV is Below the Guideline Maximum - Calculated CLTV of 70% is less than Guideline CLTV of 80%	Resolved	08/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304822716	FCRE8999	08/29/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/29/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304822716	FPRO8998	08/29/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/29/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304822716	FCOM8997	08/29/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/29/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304822710	FCRE8999	08/28/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of 64.95% is less than Guideline LTV of 80%
											Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.95% is less than Guideline CLTV of 80%	Resolved	08/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304822710	FPRO8998	08/28/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of 64.95% is less than Guideline LTV of 80%
											Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.95% is less than Guideline CLTV of 80%	Resolved	08/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304822710	FCOM8997	08/28/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of 64.95% is less than Guideline LTV of 80%
											Original CLTV is Below the Guideline Maximum - Calculated CLTV of 64.95% is less than Guideline CLTV of 80%	Resolved	08/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304822709	finding-3635	09/05/2025	Compliance	TRID Tolerance	Charges That In Total Cannot Increase More Than 10% Test	This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). TILA 130b Cure Required. Refund in the amount of $XXX, cure package requires a PCCD, LOE, copy of refund check, proof of delivery or valid COC. The XXX% tolerance violation in the amount of $XXX is due to an increase in Recording Fees from $XXX on LE XX/XX/XXXX to $XXX on PCCD XX/XX/XXXX without a COC to validate increase.	PCCD refund; COC detail	Cure package provided to the borrower; exception downgraded to a 2/B; The COC indicates "increase in section E fees" which is not a valid reason for the increase in recording fees. Provide clarification on reason for increase	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of 69.49% is less than Guideline LTV of 80%
											Original CLTV is Below the Guideline Maximum - Calculated CLTV of 69.49% is less than Guideline CLTV of 80%	Cured			C	B	C	B	C	B	C	B	C	B	C	B
XXX	XXXXX	304822709	FCRE8999	08/28/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of 69.49% is less than Guideline LTV of 80%
											Original CLTV is Below the Guideline Maximum - Calculated CLTV of 69.49% is less than Guideline CLTV of 80%	Resolved	08/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304822709	FPRO8998	08/28/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of 69.49% is less than Guideline LTV of 80%
											Original CLTV is Below the Guideline Maximum - Calculated CLTV of 69.49% is less than Guideline CLTV of 80%	Resolved	08/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304822708	FCRE8999	08/28/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304822708	FPRO8998	08/28/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304822708	FCOM8997	08/28/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304822696	FCRE7497	09/03/2025	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Missing evidence of taxes for XXX and evidence of HOA for XXX	REO docs	Documentation is sufficient. Tax Statement and HOA document provided. Exception resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/03/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304822696	FPRO8998	08/29/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/29/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304822696	FCOM8997	08/29/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/29/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304822693	FCRE8999	08/28/2025	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304822693	FPRO8998	08/28/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304822693	FCOM8997	08/28/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304822691	FCRE7497	09/03/2025	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Missing supporting documentation for Taxes at; XXX (Departure property)	Taxes for departing property	Documentation is sufficient. Tax information provided. Exception resolved.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/03/2025		D	A	D	A	D	A	D	A	D	A	D	A
XXX	XXXXX	304822691	FPRO8998	08/28/2025	Property	Data	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/28/2025		A	A	A	A	A	A	A	A	A	A	A	A
XXX	XXXXX	304822691	FCOM8997	08/28/2025	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/28/2025		A	A	A	A	A	A	A	A	A	A	A	A